Taxation - Schedule of Deferred Tax Assets and Deferred Tax Liabilities (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Deferred tax assets:
Net operating loss carried forward	¥ 16,801,166	$ 2,390,331	¥ 17,516,642
Allowance for expected credit loss	2,839,672	404,007	3,911,723
Impairment charges	1,591,186	226,381	1,064,406
Lease liabilities	539,171	76,708	646,850
Less: Valuation allowance	(17,128,016)	(2,436,834)	(18,956,128)	$ (2,696,922)	¥ (12,738,069)
Deferred tax assets, net of valuation allowance	4,643,179	660,593	4,183,493
Net off against deferred tax liabilities	(399,450)	(56,830)	(450,473)
Net deferred tax assets	4,243,729	603,763	3,733,020
Deferred tax liabilities:
Right of use assets	399,450	56,830	450,473
Total deferred tax liabilities	399,450	56,830	450,473
Net off against deferred tax assets	(399,450)	(56,830)	(450,473)
Net deferred tax liabilities